Fair value measurements	12 Months Ended
Mar. 31, 2016
Fair value measurements

27. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the valuation of assets or liabilities

Level 3:	Valuation of assets or liabilities using unobservable inputs which reflect the reporting entity’s assumptions

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis as of March 31, 2015 and 2016. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	145,923	348,487	—	494,410
Marketable securities and other securities investments
Public and corporate bonds	6,129,824	1,038,810	12,317	7,180,951
Common stocks	2,704,814	—	—	2,704,814
Other	61,538	369,184	—	430,722
Derivative financial instruments	—	338,310	1,010	339,320

Total	9,042,099	2,094,791	13,327	11,150,217

Liabilities
Derivative financial instruments	—	(360,731)	—	(360,731)

Total	—	(360,731)	—	(360,731)

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	100,841	915,684	—	1,016,525
Time deposits	—	600,000	—	600,000
Marketable securities and other securities investments
Public and corporate bonds	4,911,769	1,029,478	10,334	5,951,581
Common stocks	2,558,931	—	—	2,558,931
Other	83,082	265,400	—	348,482
Derivative financial instruments	—	362,388	4,423	366,811

Total	7,654,623	3,172,950	14,757	10,842,330

Liabilities
Derivative financial instruments	—	(242,713)	(1,574)	(244,287)

Total	—	(242,713)	(1,574)	(244,287)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Cash equivalents classified in Level 2 include negotiable certificate of deposit with original maturities of three months or less. These are measured at fair value using primarily observable interest rates in the market. Time deposits consist of negotiable certificates of deposit with original maturities over three months. These are measured at fair value using primarily observable interest rates in the market.

Marketable securities and other securities investments -

Marketable securities and other securities investments include public and corporate bonds, common stocks and other investments. Public and corporate bonds include government bonds and represent 43% of Japanese bonds, and 57% of U.S., European and other bonds as of March 31, 2015, and 37% of Japanese bonds, and 63% of U.S., European and other bonds as of March 31, 2016. Listed stocks on the Japanese stock markets represent 88% and 90% of common stocks as of March 31, 2015 and 2016, respectively. Toyota uses primarily quoted market prices for identical assets to measure fair value of these securities. “Other” includes investment trusts. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. These assets are classified in Level 2.

Derivative financial instruments -

See note 21 to the consolidated financial statements about derivative financial instruments. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified in Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified in Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and Toyota’s own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2014, 2015 and 2016:

	Yen in millions
	For the year ended March 31, 2014
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	6,889	5,127	12,016
Total gains (losses)
Included in income (loss)	(28)	3,460	3,432
Included in other comprehensive income (loss)	(228)	—	(228)
Purchases and issuances	2,575	—	2,575
Settlements	(1,555)	(1,579)	(3,134)
Other	1,439	536	1,975

Balance at end of year	9,092	7,544	16,636

	Yen in millions
	For the year ended March 31, 2015
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	9,092	7,544	16,636
Total gains (losses)
Included in income (loss)	(33)	(5,953)	(5,986)
Included in other comprehensive income (loss)	227	—	227
Purchases and issuances	4,055	—	4,055
Settlements	(2,914)	(1,169)	(4,083)
Other	1,890	588	2,478

Balance at end of year	12,317	1,010	13,327

	Yen in millions
	For the year ended March 31, 2016
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	12,317	1,010	13,327
Total gains (losses)
Included in income (loss)	1	2,507	2,508
Included in other comprehensive income (loss)	(286)	—	(286)
Purchases and issuances	931	—	931
Settlements	(1,451)	(479)	(1,930)
Other	(1,178)	(189)	(1,367)

Balance at end of year	10,334	2,849	13,183

“Included in income (loss)” in marketable securities and other securities investments and derivative financial instruments are included in “Other income (loss), net” and “Cost of financing operations” in the accompanying consolidated statements of income, respectively.

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. “Other” includes the currency translation adjustments for the years ended March 31, 2014, 2015 and 2016.

As of March 31, 2016, the Level 3 assets and liabilities measured at fair value on a recurring basis are not significant.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2015 and 2016, Toyota measured certain finance receivables at fair value of ¥40,901 million and ¥57,505 million based on the collateral value, resulting in loss of ¥2,790 million and gain of ¥249 million, respectively. This fair value measurement on a nonrecurring basis is classified in Level 3. See note 22 to the consolidated financial statements for the fair value measurement. These Level 3 financial assets are not significant.